Transactions with related companies and joint venture	12 Months Ended
Dec. 31, 2022
Transactions with related companies and joint venture
Transactions with related companies and joint venture

32.   Transactions with related companies and joint venture

(a)	The Group has carried out the following transactions with its related companies and joint venture in the years 2022, 2021 and 2020:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Energy	3,415	3,255	3,173
Royalties	1,381	15,928	18,638
Supplies, note 28(a)	179	169	890
Mineral	—	—	211

Purchase of:
Supplies	57	53	55

Services rendered to:
Administrative and Management services	816	802	672
Operation and maintenance services related to energy transmission	310	262	280
Services of energy transmission	183	153	320
Constructions services	—	8	72

Contributions granted and paid from:
Tinka Resources Ltd.	1,676	—	—

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	78,338	137,091	—
Compañía Minera Coimolache S.A.	802	11,320	3,649
	79,140	148,411	3,649
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	94	89	114

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Sucursal del Perú	2,647	6,160	5,140

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2022	2021
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	312	4,314
Compañía Minera Coimolache S.A.	55	312
	367	4,626
Other receivables, note 7(a)
Transportadora Callao S.A.	1,612	1,855
Compañía Minera Coimolache S.A.	1,025	443
Ferrocarril Central Andino S.A.	150	—
Banco Pichincha	55	—
	2,842	2,298
	3,209	6,924
Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	163	113

Other payables, note 14(a)
Other minor
	20	14
	183	127

As of December 31, 2022 and 2021, there is no allowance for expected credit losses related to related parties accounts.

(c)	S.M.R.L. Chaupiloma Dos de Cajamarca -

Until February 7, 2022, Minera Yanacocha S.R.L. (hereinafter “Yanacocha”) paid the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs in accordance with mining lease, amended and effective on January 1, 1994. As of that date, the subsidiary transferred all its mining concessions to Yanacocha, see note 1(d), receiving as consideration an amount similar to a percentage of Yanacocha’s sold production, as well as the production of future concessions.

(d)	Key officers -

As of December 31, 2022 and 2021, loans to employees, directors and key personnel amounts to US$1,000 and US$3,000, respectively, which are payable monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2022 and 2021 are presented below:

	2022	2021
	US$(000)	US$(000)

Accounts payable:
Bonus to officers	14,861	11,650
Directors’ remuneration	3,455	1,639
Salaries	933	847

Total	19,249	14,136

Payments:
Salaries	10,230	10,278
Directors’ remuneration	2,956	1,841
Total	13,186	12,119

Expenses:
Salaries	11,163	11,125
Directors’ remuneration	3,455	3,499
Total	14,618	14,624

(e)

The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual fixed rate of 5.82% and it is estimated that it will be collected from the year 2023.